Investments in associates and joint ventures - Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments in associates and joint ventures
At 1 January	$ 103	$ 99	$ 85
Additions	187	76	65
Share of after tax losses in associates and joint ventures	113	55	33
Unrecognised Profit on Transactions with Joint Ventures	64	27
Exchange adjustments	(24)	10	(18)
At 31 December	$ 89	$ 103	$ 99